CENTRAL BANK COMPULSORY DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2010
Central Bank Compulsory Deposits (Tables) [Abstract]
Schedule Of Compulsory Deposits Maintained By Type and Amount [Table Text Block]	Compulsory deposits maintained by type and amounts
	12/31/2010	12/31/2009
Non-interest bearing deposits	4,736	4,042
Interest-bearing	81,054	9,827
TOTAL	85,790	13,869